Services [Member] Average Annual Total Returns - Services [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Index (Net) (Reflects no deduction for fees, expenses or taxes, except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.49%	10.06%	9.23%
MSCI All-Country World Information Technology 10/40 Index (Net) (Reflects no deduction for fees, expenses or taxes, except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	28.35%	18.93%	18.55%
Services
Prospectus [Line Items]
Average Annual Return, Percent		34.73%	18.12%	19.76%
Services | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		33.45%	17.21%	18.97%
Services | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		21.50%	14.65%	16.86%

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.